Investments accounted for using the equity method - Additional Information (Details) € / shares in Units, € in Millions, $ in Millions									1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 11, 2023 EUR (€) € / shares shares	Sep. 29, 2023 USD ($)	Sep. 26, 2023 ¥ / shares shares	Sep. 26, 2023 € / shares shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Aug. 31, 2023 EUR (€)	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Oct. 11, 2023 USD ($)	Sep. 20, 2023 USD ($)
Investments accounted for using the equity method
Capital increase | €								€ 30.6
Hepalys Pharma, Inc [Member]
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%						15.00%	15.00%	15.00%
Hepalys Pharma, Inc [Member] | Hepalys Pharma, Inc [Member]
Investments accounted for using the equity method
Capital increase | $			$ 13.0
Hepalys Pharma, Inc [Member] | Catalys Option Agreement
Investments accounted for using the equity method
Option to acquire shares in company, percentage				30.00%	30.00%	30.00%	30.00%						30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)		€ 1.90		¥ 300	€ 1.90	¥ 300	€ 1.90
Number of shares acquired in associate | shares		1,500,000		1,500,000	1,500,000
Fair value of option to acquire shares in associate		€ 3.4				¥ 3.4	€ 3.4					$ 3.6	$ 3.6
Volatility, measurement input in fair value of options to acquire shares in associate			68.00%
Risk-free rate, measurement input in fair value of options to acquire shares in associate			2.00%
Option maturity period, measurement input in fair value of options to acquire shares in associate			8 years